Debt - Schedule Estimated Fair Values of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying amount
Debt Instrument [Line Items]
Total senior and other debt	$ 3,060,807	$ 3,354,778
Estimated fair value
Debt Instrument [Line Items]
Total senior and other debt	$ 3,117,437	$ 3,382,186